Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.21

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025130239	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Required reserves are XXX months for the subject.  Reserves on hand are XXX months.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months

2025130237	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Required reserves are XXX months.  Reserves on hand are XXX months.

2025130313	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Required reserves XXX months.  Reserves on hand XXX months.

XXX: LTV below guideline requirements
- XXX Comments:  LTV at XXX% below guideline requirements of XXX%

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months.

2025130260	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Required reserves XXX months; reserves on hand XXX months.

2025130210	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	XXX	Missing updated valuation	No	Provide an updated CDA from Clear Capital.	XXX client provided XXX score of XXX.	Condition satisfied.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Required reserves are XXX months;  reserves on hand are XXX months.

XXX: LTV below guideline requirements
- XXX Comments:  LTV at XXX% below guideline requirements of XXX%

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months

2025130180	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV; max XXX%.

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  $XXX reserves; $XXX reserves required.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX qual score; min XXX.

2025130149	XXX	XXX	QM: Rebuttable Presumption (APOR)	QM: Rebuttable Presumption (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX months exceeds guidelines of XXX months

XXX: DTI below guideline requirement
- XXX Comments:  DTI at XXX% below guideline requirement of XXX%

XXX: Borrower has significant time at current job
- XXX Comments:  Borrower has significant time at current job of XXX years